K&L Gates LLP
70 West Madison Street
Suite 3100
Chicago, IL 60602-4207

T 312.372.1121 www.klgates.com

Mark Greer
D 312.807.4393
F 312.827.8010
mark.greer@klgates.com

December 1, 2009

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Keeley Funds, Inc.
1933 Act Registration No. 333-124430
1940 Act Registration No. 811-21761

On behalf of Keeley Funds, Inc. (the “Corporation”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) post-effective amendment no. 15 to the Corporation’s registration statement under the Securities Act, which is also amendment no. 16 to its registration under the 1940 Act (the “Amendment”) and each exhibit being filed with this amendment.

Reason for Amendment.  This Amendment is being filed solely to comply with the disclosure requirements of revised Form N-1A, as set forth in Investment Company Act Release No. 28584 (January 13, 2009).

Effective Date.  This filing is being made pursuant to Rule 485(a)(1) under the Securities Act, with a designated effective date of January 31, 2010.

Comments.  Please direct any comments on this filing to the undersigned at (312) 807-4393, to Alan Goldberg at (312) 807-4227 or to Anna Paglia at (312) 781-7163.

Very truly yours,

By:	/s/ Mark Greer
Mark Greer